Earnings Per Share - Computation of Earnings per share (Parenthetical) (Detail) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Earnings Per Share [Line Items]
Common or Class B share exclude issuable of common shares	2.3	2.1	3.9